Stockholders' Equity - 2009 Stock Incentive Plan (Details) - 2009 Stock Incentive Plan - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Jul. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock reserved for issuance (in shares)	18,860,000
Outstanding options exercisable period	10 years
Employee option grants vested	25.00%
Aggregate intrinsic value of options exercised		$ 133	$ 0	$ 194
Unrecognized compensation cost related to unvested stock option grants		$ 16,857
Period for recognized compensation cost		3 years
Employee and Director
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation		$ 5,139	4,423	4,354
Non-employee consultants
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation		$ 1,055	$ 228	$ 198
Employee Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding options vesting anniversary period	3 years